CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	28.40%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	99.90%
Customer B [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.40%		[1]
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.30%		[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%		[1]
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.20%		[1]
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.90%		[1]

[1]	Less than 10%